Other assets	12 Months Ended
Dec. 31, 2023
Other assets
Other assets

7.Other assets

Other assets consist of the following:

		As of December 31,
	Note	2022	2023
		RMB	RMB
Long-term rental deposits		75,954	74,497
Contract assets	14(b)	58,288	54,446
Prepayments for purchase of property and equipment		349	815
VAT recoverable		6,744	—
Subtotal		141,335	129,758
Less: allowance for doubtful accounts	14(b)	—	(28,819)
Total		141,335	100,939

Changes in the allowance for doubtful accounts is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
At the beginning of the year	—	—
Allowance made during the year	—	28,819
At the end of the year	—	28,819